NOTES PAYABLE - RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE - RELATED PARTY

Notes payable consist of the following:

	June 30,	December 31,
	2012	2011
10% convertible notes	$-	$300,000
7.5% convertible note	-	1,000,000
Total convertible notes payable	$-	$1,300,000
Less: Current portion	-	(1,300,000)
Long-term portion	$-	$-